Summary of significant accounting policies (Details 1)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Product Information [Line Items]
Total revenues	$ 26,277,782	¥ 188,112,127	¥ 290,441,871
Central Processing Advertising Algorithm Services [Member]
Product Information [Line Items]
Total revenues	$ 26,277,782	¥ 188,112,127	¥ 290,441,871